Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Accrued Expenses and Other Current Liabilities [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following:

	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
Other tax payables (1)	8,757,388	8,091,373	1,156,753
Salary and welfare payables	605,694	1,446,444	206,786
Others (2)	570,359	1,074,594	153,626
Total	9,933,441	10,612,411	1,517,165

(1)	Other tax payable primarily included VAT output tax payable related to transportation service revenue after deducting VAT input tax paid for purchases, land value-added tax, and other related surcharges and fees.

(2)	Others included amounts due for legal fee, statutory audit fee, and operating expenses incurred in Jiabin HK.